GENERAL (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 15, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 17, 2014
Organization And Presentation Of Financial Statements [Line Items]
Operating Income (Loss)		$ 7,698	$ 11,358
Net Cash Provided by (Used in) Operating Activities		$ 6,277	$ 8,581
Common Stock, Shares Authorized	80,000,000	160,000,000	80,000,000	45,000,000
Equity Incentive Plan 2012 [Member]
Organization And Presentation Of Financial Statements [Line Items]
Common Stock, Shares Authorized	11,925,000	13,425,000
Increase In Common Stock Shares Authorized	1,500,000